SCHEDULE OF FUTURE NOTE PAYABLE LOAN MATURITIES (Details) - Term Note [Member] - Paycheck Protection Program Loan [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
2021		$ 14,600
2022	2,200	4,700
Note Payable	$ 2,200	$ 19,300